Fair Value Measurements - Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of fair value measurement of assets and liabilities [Line Items]
Derivative assets	$ 56,996	$ 56,195
Derivative liabilities	48,270	51,214
Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Derivative assets	500	900	$ 700
Derivative liabilities	$ 1,200	$ 1,900	$ 1,500